Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2023
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentration on Suppliers’ Purchases	The concentration on customers ’ sales is as follows:
	For the year ended December 31, 2023		For the year ended December 31, 2022
	Amount	%	Amount	%
Customer A - related party	$121,811	14.49%	$53,304	100.00%

Schedule of Concentration on Suppliers’ Purchases	The concentration on suppliers ‘purchases is as follows:
	For the year ended December 31, 2023		For the year ended December 31, 2022
	Amount	%	Amount	%
Supplier A	$116,146	100.00%	$13,746	100.00%